DERIVATIVE LIABILITIES (Details 1) - Derivative Liabilities One [Member] - USD ($)	Jun. 27, 2020	Jun. 29, 2019
Balance at Beginning of Period	$ 9,343,485	$ 0
Initial Recognition of Derivative Liabilities	0	13,252,207
Change in Fair Value of Derivative Liabilities	(8,797,409)	(3,908,722)
Balance at End of Period	$ 546,076	$ 9,343,485